Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Equity attributable to Sandstorm Gold Ltd.’s shareholders	$ 1,429,001	$ 1,414,700
Cash and cash equivalents	5,003	7,029	$ 16,166
Investments	258,874	129,890	$ 29,057
Non-controlling interests	24,980	26,705
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	5,000	7,000
Liquidity risk | Equity Securities, Warrants, Other, Debt Securities And Loans Receivable
Disclosure of detailed information about financial instruments [line items]
Investments	$ 258,900	$ 129,900
Interest rate risk | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Change in risk variable, percent	1.00%
Interest rate risk impact on net income	$ 5,000
Currency risk
Disclosure of detailed information about financial instruments [line items]
Change in risk variable, percent	10.00%
Long term investments fair value increase (decrease) potential in net income (loss)	$ 2,000
Long term investments fair value increase (decrease) potential in other comprehensive income (loss)	$ 0
Other price risk
Disclosure of detailed information about financial instruments [line items]
Change in risk variable, percent	10.00%
Long term investments fair value increase (decrease) potential in net income (loss)	$ 0
Long term investments fair value increase (decrease) potential in other comprehensive income (loss)	$ 1,700